Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues	$ 81	$ 84	$ 148	$ 147
Costs and expenses:
Costs of revenues	54	274	166	543
Research and development	2,394	4,997	5,015	10,761
Selling, general and administrative	2,645	10,751	6,869	17,880
Restructuring	2,892	1,992	3,584	3,480
Total costs and expenses	7,985	18,014	15,634	32,664
Loss from operations	(7,904)	(17,930)	(15,486)	(32,517)
Interest income, net	224	186	415	368
Other income (expense), net	(19)	25	2	(35)
Loss from equity method investment	(4)	(454)	(4)	(875)
Loss before income taxes	(7,703)	(18,173)	(15,073)	(33,059)
Income tax expense	0	13	0	22
Net loss	$ (7,703)	$ (18,186)	$ (15,073)	$ (33,081)
Net loss per share—basic and diluted (in dollars per share)	$ (0.22)	$ (0.51)	$ (0.42)	$ (0.93)
Weighted average number of shares used in net loss per share—basic and diluted (in shares)	35,760,000	35,664,000	35,743,000	35,653,000
Other comprehensive loss:
Unrealized gains (losses) on available-for-sale securities	$ 22	$ 10	$ 18	$ 11
Comprehensive loss	$ (7,681)	$ (18,176)	$ (15,055)	$ (33,070)